UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

July 31, 2016	(Unaudited)

	Shares	Value (000)
Common Stock (91.6%)
Agriculture (7.5%)
Agrium	47,000	$4,266
AgroFresh Solutions*	896,353	5,781

		10,047

Automotive (2.2%)
Horizon Global*	226,100	2,951

Aviation (6.2%)
Fly Leasing Ltd. ADR	676,360	8,380

Banks (2.1%)
Citigroup	65,000	2,848

Basic Industry (2.7%)
Mueller Industries	108,100	3,680

Energy (6.1%)
Approach Resources*	540,000	896
Halliburton	69,000	3,013
Range Resources	105,000	4,233

		8,142

Homebuilding (2.1%)
New Home*	285,000	2,807

Industrial/Manufacturing (14.1%)
Actuant, Cl A	100,000	2,375
Alamo Group	103,300	6,934
AZZ	85,000	5,277
TriMas*	243,300	4,348

		18,934

Media (3.1%)
Viacom, Cl B	90,000	4,092

Miscellaneous Conglomerate (6.9%)
Brookfield Asset Management, Cl A	105,000	3,630
Dundee, Cl A*(1)	350,000	1,844
Onex	60,000	3,722

		9,196

Miscellaneous Consumer (12.6%)
HRG Group*	441,500	6,574
Newell Brands	116,370	6,105
Prestige Brands Holdings*	80,000	4,280

		16,959

Paper (4.2%)
Neenah Paper	73,997	5,582

Recreation/Leisure (3.3%)
Drew Industries	48,500	4,443

Retail-Restaurants (3.0%)
Carrols Restaurant Group*	336,600	4,076

Services (2.7%)
CBIZ*	334,300	3,614

Shipping (4.1%)
Navigator Holdings Ltd.*	572,000	5,514

Schedule of Investments	FMC Strategic Value Fund

July 31, 2016	(Unaudited)

	Shares	Value (000)
Technology (3.2%)
TeleTech Holdings	150,000	$4,281

Transportation Equipment (3.5%)
AMERCO	11,815	4,673

Wholesale/Distribution (2.0%)
Essendant	133,144	2,668

Total Common Stock
(Cost $93,894)		122,887

Short-Term Investment (8.7%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.180%(2)
(Cost $11,697)	11,697,253	11,697

Total Investments (100.3%)
(Cost $105,591)†		$134,584

Percentages are based on Net Assets (in thousands) of $134,175.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2016.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

†	As of July 31, 2016, the tax basis cost of the Fund’s investments was $105,591 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $36,437 and $(7,444), respectively.

As of July 31, 2016, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016